Federated Hermes Government Obligations Fund Expense Example - SDG Shares [Member] - Federated Hermes Government Obligations Fund - SDG	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293